Note 11 - Convertible Note Arrangement and Royalty	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
11.	Convertible Note Arrangement and Royalty

On February 13, 2023, the Company completed subscription agreements with certain institutional investors in the United States with respect to $68,049 (US$51,000) principal amount of 8.99% senior secured notes due February 2028 (“2028 Notes”). The investors in the offering also received an aggregate of 2,699,014 warrants to purchase common shares (“2028 Warrants”) in the Company. The 2028 Warrants were exercisable for five years at an exercisable price US$9.92, subject to certain adjustments. The investors also received a royalty of: (i) 0.6% on “Operating Revenue” from the sale of all cobalt produced from the Refinery payable in the first twelve months following a defined threshold of commercial production, where Operating Revenue consists of revenue from the Refinery less certain permitted deductions; and (ii) 0.6% on all revenue from sales of cobalt generated from the Refinery in the second to fifth years following the commencement of commercial production. Royalty payments under the royalty agreements were subject to a cumulative cap of US$6,000.

In January 2024, the terms of the 2028 Warrants were amended and the exercise price of US$9.92 was re-priced to $4.00. On November 27, 2024, in conjunction with the issuance of the 2027 Notes discussed below, the exercise price was amended from $4.00 to $3.40.

In addition, the 2028 Warrants included a revised acceleration clause such that their term will be reduced to thirty days in the event the closing price of the common shares on the TSXV exceeds $3.40 by twenty percent or more for ten consecutive trading days, with the reduced term beginning seven calendar days after such 10 consecutive trading-day period. Upon the occurrence of an acceleration event, noteholders of the 2028 Warrants could have exercised the 2028 Warrants on a cashless basis, based on the value of the 2028 Warrants at the time of exercise.

On March 21, 2024, the Company satisfied $543 (US$401) of interest through the issuance of 210,760 common shares to certain noteholders

The 2028 Notes were secured by a first priority security interest (subject to customary permitted liens) in substantially all of the Company’s assets, and the assets and/or equity of the secured guarantors. The 2028 Notes were subject to customary events of default and basic positive and negative covenants. The Company was required to maintain a reportable minimum liquidity balance of US$2,000 under the terms of the 2028 Notes. The 2028 Notes were convertible at the discretion of the noteholders and as such were classified as a current liability.

On November 27, 2024, the Company issued additional 2028 Notes to the noteholders, in the principal amount of $9,157 (US$6,521), as payment-in-kind for all outstanding accrued interest owing on the 2028 Notes through to August 15, 2024. The additional 2028 Notes carry the same payment conversion terms as the balance of the 2028 Notes and were issued pursuant to a supplement to the indenture dated February 13, 2023, entered into between the Company and the 2028 Notes noteholders.

On November 27, 2024, the Company closed a financing transaction (the “2027 Notes”) with the holders of the 2028 Notes for gross proceeds of $5,615 (US$4,000). In connection with closing, 460,405 common shares were issued for gross proceeds of $1,401 at US$2.172 per share. The 2027 Notes were issued together with 1,136,364 detachable common share purchase warrants (“2027 Warrants”) entitling the noteholders to acquire an equivalent number of common shares at a price of $4.00 per share until November 26, 2026. The 2027 Warrants were issued as replacement for warrants previously issued through an equity financing which took place on August 23, 2023 with an exercise price of $6.84. The same number of warrants were cancelled and re-issued as part of the 2027 Notes. The 2027 Warrants met the fixed for fixed criteria and were classified as equity. The total proceeds were allocated between convertible notes and warrants using relative fair value on the issuance date. The fair value of the 2027 Warrants on issuance date was estimated using the Black-Scholes Option Pricing Model approach with the following inputs: a risk-free rate of 3.20% per year, an expected life of 2 years, expected volatility based on historical prices of 70.00%, no expected dividends and a share price of $2.72.

The 2027 Notes rank pari passu to the 2028 Notes, bore interest at a rate of 12.0% per annum, payable quarterly in cash, and mature on November 12, 2027. The 2027 Notes were also guaranteed by substantially all of the Company’s subsidiaries and were secured on a first lien basis by substantially all of the assets of the Company and its subsidiaries. The initial conversion rate of the 2027 Notes was 240,211 common shares per US$1,000 principal amount of Notes (equivalent to an initial conversion price of approximately US$2.4978 per common share) subject to certain adjustments set forth in the 2027 Notes. The conversion price was subject to adjustments on the provision of the subscription agreements. The Company was required to maintain a reportable minimum liquidity balance of US$2,000 under the terms of the 2027 Notes.

On March 5, 2025, the Company entered into an agreement to defer interest relating to all outstanding 2028 Notes and 2027 Notes (collectively referred to as the “Notes”) until February 15, 2027. As consideration for this deferral, Electra will pay additional interest of 2.25% per annum on the 2028 Notes and 2.5% per annum on the 2027 Notes, calculated on the principal amounts of the Notes. All deferred interest, including deferred amounts of additional interest, will accrue interest at the applicable stated rate of interest borne by the applicable series of Notes.

On October 22, 2025, the noteholders of 2028 and 2027 Notes and the Company entered into exchange agreements (each, an “Exchange Agreement”) and collectively, (the “Exchange Agreements”) pursuant to which each of the noteholders exchanged 60% of the aggregate principal amount of the 2028 and 2027 Notes beneficially owned or held by each of the noteholders (the “Equitized Notes”), plus the aggregate amount of all accrued and unpaid interest to but excluding October 9, 2025, for Units at a price of US$0.75 per Unit (the “Equity Exchange”). The Company issued 55,041,712 New Equity Offering Units which included 55,041,712 New Equity Offering Warrants, 23,306,055 common shares and 31,735,657 Pre-Funded Warrants (as defined below). During the year ended December 31, 2025, 5,330,000 Pre-Funded Warrants were exercised for nominal consideration.

Concurrently with the completion of the Equity Exchange, the Company completed an offering (such offering, the “New Equity Offering”) of 46,000,000 units, each consisting of one common share and one warrant to purchase one common share (such warrants, the “New Equity Offering Warrants”), at a price of US$0.75 per unit (such units, the “New Equity Offering Units”). Each New Equity Offering Warrants entitling the holder thereof to purchase one common share at a price of US$1.25 for a period commencing on the date that is 60 days following the completion of the offering until October 22, 2028.

In accordance with the Exchange Agreements, noteholders of 2028 and 2027 Notes exchanged 40% of the aggregate principal amount of the 2028 and 2027 Notes (the “Rolled Notes”) for (i) an aggregate principal amount of term loans pursuant to the New Term Loan Agreement (the “Term Loan”) equal to the sum of (x) the aggregate principal amount of such noteholder’s Rolled Notes, (y) the aggregate amount of all accrued and unpaid interest with respect to such Rolled Notes to but excluding the closing date and (z) the aggregate amount of all accrued and unpaid interest on such noteholder’s Equitized Notes from and including October 9, 2025 to but excluding the closing date, and (ii) a number of the company’s common shares equal to (x) 12.5% of the sum of (1) the aggregate principal amount of such noteholder’s Rolled Notes and (2) the aggregate amount of all accrued and unpaid interest on such Rolled Notes to but excluding October 9, 2025 divided by (y) US$0.90 (the “Debt Exchange”). Based on the amount of Rolled Notes held by the noteholders, a total of 3,822,341 common shares were issued in the Debt Exchange.

To the extent that the exchange of Equitized Notes and Rolled Notes would result in any noteholder beneficially owning common shares in excess 9.9% of the number of common shares outstanding immediately after giving effect of the transactions detailed above, such holder shall receive one or more pre-funded warrants (the “Pre-Funded Warrants”). The aggregate exercise price of the Pre-Funded Warrant, except for a nominal exercise price of US$0.000001 per share, was pre-funded to the Company and, consequently, no additional consideration (other than the nominal exercise price of US$0.000001 per share) shall be required to be paid by the holder to affect any exercise of the Pre-Funded Warrants. The Pre-Funded Warrants can be exercised from the issuance date until these Pre-Funded Warrants are exercised in full. The Pre-Funded Warrants may also be exercised, in whole or in part, at such time by means of “cashless exercise", and accordingly, were classified as a financial liability on the consolidated statements of financial position and measured at FVTPL. The fair value of the Pre-Funded Warrants was based on the Company’s share price as at the corresponding valuation date.

Concurrently with the completion of the Equity Exchange and the Debt Exchange, the previous warrants issued to the noteholders of the 2028 Notes and 2027 Notes were cancelled. Additionally, the Company entered into amended royalty agreements with the noteholders amending the royalty agreements thereby (i) extending the terms the royalty payable on revenues from five years following the commencement of commercial production to seven years following the commencement of commercial production and (ii) raising the aggregate cap from US$6,000 to US$10,000.

The Company accounted for the Equity Exchange and the Debt Exchange as an extinguishment of the 2028 Notes and 2027 Notes.

The New Equity Offering Warrants issued in Equity Exchange did not meet the fixed for fixed criteria as their exercise price is denominated in a currency different than the Company’s functional currency and were classified as a financial liability on the consolidated statements of financial position and measured at FVTPL. The New Equity Offering Warrants were measured at $79,562 and $28,410 on the Extinguishment Date and December 31, 2025, respectively, using Black-Scholes option pricing model with the following main assumptions: share price $2.31 and $1.11, volatility 87.0% and 90.0%, risk free rate 2.39% and 2.81% on the Extinguishment Date and December 31, 2025, respectively.

The Pre-Funded Warrants did not meet the fixed for fixed criteria due to a cashless exercise option and were classified as a financial liability on the consolidated statements of financial position and measured at FVTPL. The fair value of the Pre-Funded Warrants is the same as the Company’s share price as at the corresponding valuation date. The Pre-Funded Warrants were measured at $73,309 and $29,309 on the Extinguishment Date and December 31, 2025, respectively.

The Term Loan was measured at fair value on the Extinguishment Date and subsequently classified and measured at amortized cost, Note 13. The fair value of the Term Loan on the Extinguishment date was estimated at $37,258 using the valuation model and 12.8% fair market interest rate.

The 2028 Notes and 2027 Notes were measured at fair value on the Extinguishment date using the finite difference valuation method with the following key assumptions:

●	Risk free rate at October 22, 2025 of 3.509% ( December 31, 2024 – 4.393%) based on the US dollar zero curve;
●

Equity volatility at October 22, 2025 of 105% ( December 31, 2024 – 63%) based on an assessment of the Company’s historical volatility and the estimated maximum a third-party investor would be willing to pay for;

●	An Electra share price at October 22, 2025 of US$1.66 ( December 31, 2024 - US$1.807) reflecting the quoted market price; and
●	A credit spread at October 22, 2025 of 27.4% ( December 31, 2024 – 26.3%).

The following table sets out the details of the Company’s 2028 Notes and 2027 Notes as of the Extinguishment date and December 31, 2024:

2028 and 2027 Notes	Convertible Notes Payable
Balance at January 1, 2024	$40,101
Initial recognition at fair value	4,921
Revaluation to fair value	4,356
Capitalized interest	9,157
Revaluation to fair value due to own credit risk	1,342
Foreign exchange loss	4,086
Balance at December 31, 2024	$63,963
Revaluation to fair value	12,118
Revaluation to fair value due to own credit risk	(1,293)
Foreign exchange loss	(1,741)
Balance at October 22, 2025	73,047
Accrued Interest settled under Equity Exchange and Debt Exchange	11,565
Fair value of common shares issued under Equity Exchange and Debt Exchange	(62,666)
New Equity Offering Warrants	(79,562)
Term Loan	(37,258)
Pre-funded Warrants	(73,309)
Loss on extinguishment of 2028 and 2027 Notes	(168,183)

The loss on extinguishment amounting to $168,183 was presented as loss on extinguishment of 2028 and 2027 Notes, in the consolidated statement of loss and other comprehensive loss.

To support operations during the restructuring process, the noteholders provided $2,784 (US$2,000) in short-term bridge debt in the form of a 90-day Bridge loan with an annual interest rate of 12.0%. On October 22, 2025, the Company repaid the Bridge Loan for an aggregate of $2,856, inclusive of interest.

Term loan [member]
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
13.	Term Loan

The Term Loan issued in Debt Exchange (Note 11) has a principal amount of $38,902 (US$27,795) and matures on October 22, 2028.

The Term Loan bears interest on the unpaid principal amount at 8.99% per annum if paid by cash with payment every quarter.

The Company may elect to have, with respect to interest accrued on and to each interest payment date, all interest on the Term Loan being added to the outstanding principal amount of the Term Loan at a rate equal to 11.125% per annum (such capitalized interest, “PIK Interest”). All such PIK Interest shall thereafter constitute principal and bear interest on the terms of the Term Loan. The Term Loan is secured by a first priority security interest (subject to customary permitted liens) in substantially all of the Company’s assets.

The Term Loan is subject to customary events of default and basic positive and negative covenants. The Company is required to maintain a minimum liquidity balance of US$15,000 until it secures signed, binding commitments from the Government of Canada and from the Government of Ontario, after which the requirement is US$2,000. The Term Loan was measured at fair value on the Extinguishment Date and was subsequently classified and measured at amortized cost (Note 13). The fair value of the Term Loan on the Extinguishment date was estimated at $37,258 based on the finite difference valuation model, which included 12.8% market interest rate.

The Term Loan is accreted through the term of the Term Loan using effective interest rate of 12.8%. During the year ended December 31, 2025, the Company recorded $824 of interest and $86 accretion expenses ( December 31, 2024- $Nil).